UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS Variable NAV Money Fund
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 6.3%
Industrial & Commercial Bank of China, 0.7%, 1/4/2012	500,000	500,160
Procter & Gamble Co., 1.375%, 8/1/2012	750,000	755,591

Total Certificates of Deposit and Bank Notes (Cost $1,255,591)		1,255,751
Commercial Paper 40.7%
Issued at Discount *
Antalis U.S. Funding Corp., 144A, 0.735%, 12/1/2011	750,000	749,985
Australia & New Zealand Banking Group Ltd., 0.25%, 2/7/2012	800,000	799,784
Bank of Nova Scotia, 0.1%, 1/17/2012	400,000	399,964
Barclays Bank PLC, 0.38%, 1/4/2012	500,000	499,885
Johnson & Johnson, 144A, 0.05%, 12/9/2011	450,000	449,996
Merck & Co., Inc., 0.06%, 1/9/2012	750,000	749,962
National Australia Funding (Delaware), Inc., 144A, 0.26%, 2/21/2012	800,000	799,720
PepsiCo, Inc.:
0.05%, 12/7/2011	600,000	599,995
0.06%, 1/31/2012	300,000	299,958
Rabobank U.S.A. Financial Corp., 0.4%, 2/8/2012	750,000	749,902
Sheffield Receivables Corp., 144A, 0.36%, 1/27/2012	338,000	337,831
Starbird Funding Corp., 144A, 0.75%, 12/1/2011	762,000	761,986
Sumitomo Mitsui Banking Corp., 0.355%, 1/6/2012	950,000	949,663

Total Commercial Paper (Cost $8,147,722)		8,148,631
Short-Term Notes *** 2.5%
Bank of Nova Scotia, 0.39%, 3/13/2012 (Cost $500,000)	500,000	500,000
Municipal Investments 43.0%
Albemarle County, VA, Economic Development Authority, Hospital Revenue, Martha Jefferson Hospital, Series B, 0.13% **, 10/1/2048, LOC: Branch Banking & Trust	500,000	500,000
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 0.14% **, 7/15/2028, LIQ: Fannie Mae	525,000	525,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.26% **, 5/1/2041, LIQ: Citibank NA	700,000	700,000
Channahon, IL, Morris Hospital Revenue, Series D, 0.15% **, 12/1/2032, LOC: U.S. Bank NA	690,000	690,000
Cleveland, OH, Airport Systems Revenue, Series D, 0.11% **, 1/1/2024, LOC: PNC Bank NA	700,000	700,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue, "I", Series A-3, AMT, 0.14% **, 5/1/2038, LOC: Fannie Mae, Freddie Mac	600,000	600,000
Florida, Keys Aqueduct Authority Water Revenue, 0.08% **, 9/1/2035, LOC: TD Bank NA	700,000	700,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.14% **, 10/1/2036, LOC: Branch Banking & Trust	800,000	800,000
Illinois, State Development Finance Authority Revenue, Fenwick High School Project, 0.13% **, 3/1/2032, LOC: JPMorgan Chase Bank	700,000	700,000
Massachusetts, State Development Finance Agency Revenue, Buckingham Brown & Nichols, 0.13% **, 6/1/2036, LOC: JPMorgan Chase Bank	700,000	700,000
New York City, NY, General Obligation, Series A-4, 0.17% **, 8/1/2038, LOC: KBC Bank NV	250,000	250,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax-Secured, Series C-5, 0.13% **, 8/1/2031, SPA: Bank of America NA	750,000	750,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.29% **, 5/5/2041, LIQ: Barclays Bank PLC	500,000	500,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Series A, 0.1% **, 12/1/2030, LOC: TD Bank NA	500,000	500,000

Total Municipal Investments (Cost $8,615,000)		8,615,000

	Principal Amount ($)	Value ($)
Government & Agency Obligations 7.5%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.087% *, 10/18/2012	602,000	601,529
U.S. Treasury Notes:
0.375%, 8/31/2012	200,000	200,336
0.625%, 6/30/2012	100,000	100,309
0.625%, 7/31/2012	195,000	195,615
0.75%, 5/31/2012	200,000	200,653
1.375%, 10/15/2012	200,000	202,127

Total Government & Agency Obligations (Cost $1,500,552)		1,500,569

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,018,865) †	100.0	20,019,951
Other Assets and Liabilities, Net	0.0	6,879

Net Assets	100.0	20,026,830

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.
**
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of November 30, 2011.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2011.

†
The cost for federal income tax purposes was $20,018,865.  At November 30, 2011, net unrealized appreciation for all securities based on tax cost was $1,086.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,126 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(a)	$—	$20,019,951	$—	$20,019,951
Total	$—	$20,019,951	$—	$20,019,951

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012